Earnings (Loss) Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Net income (loss) attributable to Arcos Dorados Holdings Inc. available to common shareholders	$ 78,810	$ (51,633)	$ (109,333)
Weighted-average number of common shares outstanding - Basic	210,646,955	210,436,232	210,105,059
Incremental shares from assumed exercise of stock options	0	0	0
Incremental shares from vesting of restricted share units	377,653	160,122	239,171
Weighted-average number of common shares outstanding - Diluted	211,024,608	210,596,354	210,344,230
Basic net income (loss) per common share attributable to Arcos Dorados Holdings Inc. (in dollars per share)	$ 0.37	$ (0.25)	$ (0.52)
Diluted net income (loss) per common share attributable to Arcos Dorados Holdings Inc. (in dollars per share)	$ 0.37	$ (0.25)	$ (0.52)